Document and Entity Information Document	Mar. 25, 2020
Cover page.
Document Type	8-K/A
Document Period End Date	Mar. 25, 2020
Entity Registrant Name	ALEXANDERS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-06064
Entity Tax Identification Number	51-0100517
Entity Address, Address Line One	210 Route 4 East
Entity Address, City or Town	Paramus,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07652
City Area Code	201
Local Phone Number	587-8541
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	ALX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000003499
Amendment Description	This amendment is being filed to comply with Rule 406 of Regulation S-T. Except as described herein, all other information in the Form 8-K filed on March 25, 2020 remains unchanged.
Amendment Flag	true